Nature of Business - Business Combination (Details)			3 Months Ended	12 Months Ended
	Nov. 08, 2019 item	Jul. 08, 2019 USD ($) shares	Mar. 31, 2020 item shares	Dec. 31, 2019 USD ($) shares	Jul. 07, 2019 shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Goodwill or intangible assets acquired | $		$ 0
Shares issued, value | $				$ 125,000,000
Number of votes per share | item	1
Adapt Health Holdings LLC
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Controlling interest, as a percent	56.00%
Shareholders of Adapt Health Holdings LLC | Adapt Health Holdings LLC
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Noncontrolling interest, as a percent	44.00%			43.00%
Class A Common Stock
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Shares issued		12,500,000
Shares issued, value | $		$ 125,000,000
Common Stock issued as per Merger Agreement		17,386,201
Common Stock, Shares, Outstanding		40,296,166	43,354,251	40,816,292	31,250,000
Redemption of public shares		(20,840,035)
Class A Common Stock | Shareholders of Adapt Health Holdings LLC | Adapt Health Holdings LLC
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Noncontrolling interest, as a percent	44.00%		41.00%
Class B Common Stock
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common Stock issued as per Merger Agreement		32,113,799
Common Stock, Shares, Outstanding		32,113,799	30,563,799	31,563,799
Number of votes per share | item			1